Note 7 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Effective Income Tax Rate Reconciliation, Percent, Total		31.90%	38.00%	32.60%
Effective Income Tax Rate Continuing Operations Change		6.10%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Percentage		(9.90%)
Effective Income Tax Rate Reconciliation, Tax Cuts and Jobs Act, Percent		(4.90%)
Effective Income Tax Rate Reconciliation, Change in Federal and State Credits and Incentives, Percent		8.80%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		31.50%	35.00%	35.00%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability		$ (1,400,000)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent, Total		10,289,000	$ 1,370,000
Tax Credit Carryforward, Valuation Allowance		3,900,000
Unrecognized Tax Benefits, Period Increase (Decrease), Total		0	100,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total		100,000	$ 100,000
Tax Cuts and Jobs Act, Increase (Decrease) in Net Deferred Tax liability		(3,300,000)
California Franchise Tax Board [Member]
Tax Credit Carryforward, Amount		1,500,000
New York State Division of Taxation and Finance [Member]
Tax Credit Carryforward, Amount		1,300,000
Wisconsin Department of Revenue [Member]
Tax Credit Carryforward, Amount		$ 2,200,000
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%